FINANCIAL RISK MANAGEMENT - INTEREST RISK (Details) - Interest risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
FINANCIAL RISK MANAGEMENT
Debt portfolio at fixed rate (in percent)	10.00%	2.00%
Percentage of weakening of the euro (in percent)			1.00%
Increase (decrease) in Statement of income and loss, due to reasonably possible increase in interest rates	$ (51.7)	$ (52.5)